DEBT	12 Months Ended
Dec. 31, 2023
DEBT [Abstract]
DEBT
8. DEBT
The following is a summary of the Company’s outstanding debt (in thousands):

	As of
	December 31, 2023	December 31, 2022
First Lien Term Loan (due April 2026)	$2,728,766	$2,759,767
Secured Commercial Loans	31,867	33,467
Notes Payable	4,267	4,400

Total principal	2,764,900	2,797,634

Unamortized discount	(9,478)	(13,245)
Unamortized debt issuance cost	(15,951)	(22,445)

Total debt	2,739,471	2,761,944

Less: Current portion of long-term debt	(22,833)	(23,226)

Total long-term debt	$2,716,638	$2,738,718

First Lien Term Loan (due April 2026)
As of December 31, 2023 and 2022, the Company had $2.7 billion and $2.8 billion, respectively, outstanding under a credit agreement dated August 18, 2016 (as amended and/or restated, the “First Lien Credit Agreement”), by and among Zuffa Guarantor, LLC, UFC Holdings, LLC, as borrower, the lenders party hereto and Goldman Sachs Bank USA, as Administrative Agent, which was entered into in connection with the acquisition of Zuffa by EGH in 2016. The facilities under the First Lien Credit Agreement consist of (i) a first lien secured term loan (the “First Lien Term Loan”) and (ii) a secured revolving credit facility in an aggregate principal amount of $
205.0 million, letters of credit in an aggregate face amount not in excess of $40.0 million and swingline loans in an aggregate principal amount not in excess of $15.0 million (collectively, the “Revolving Credit Facility,” and, together with the First Lien Term Loan, the “Credit Facilities”). The Credit Facilities are secured by liens on substantially all of the assets of Zuffa Guarantor, LLC, UFC Holdings, LLC and certain subsidiaries thereof.
Payments under the First Lien Term Loan include 1
% principal amortization that is payable in equal quarterly installments, with any remaining balance payable on the final maturity date of April 29, 2026. In June 2023, the Company amended the terms of the First Lien Term Loan to replace the adjusted LIBOR reference rate with Term Secured Overnight Financing Rate (“SOFR”) and provide for a credit spread adjustment (as defined in the First Lien Credit Agreement). The First Lien Term Loan accrues interest at an annual interest rate of adjusted SOFR plus
2.75-3.00%,
which totaled 8.40% as of December 31, 2023.
Amounts under the Revolving Credit Facility are available to be borrowed and re-borrowed
until its termination date, which was extended in April 2023 until October 29, 2024. The Revolving Credit Facility accrues a commitment fee of 0.25% to 0.50% per annum on the unused balance. In April 2023, the Company amended the terms of the Revolving Credit Facility to replace the adjusted LIBOR reference rate with SOFR. Borrowings under the Revolving Credit Facility accrue interest at a rate equal to SOFR plus
2.75-3.00%.
In November 2023, the Company borrowed $100.0 million under its Revolving Credit Facility to fund certain share repurchases that occurred during the fourth quarter of 2023, as discussed in Note 10,
Stockholders’ Equity/Net Parent Investment
. In December 2023, the Company fully repaid the $100.0 million amount outstanding. As of December 31, 2023 and 2022, there was no outstanding balance under the Revolving Credit Facility.
The Credit Facilities contain a financial covenant that requires the Company to maintain a First Lien Leverage Ratio of Combined First Lien Debt to Combined EBITDA as defined in the First Lien Credit Agreement of no more than
6.5-to-1.
The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings under the Revolving Credit Facility plus outstanding letters of credit exceeding $10.0 million that are not cash collateralized exceeds thirty-five
percent of the capacity of the Revolving Credit Facility as measured on a quarterly basis, as defined in the First Lien Credit Agreement. This covenant did not apply as of December 31, 2023 and 2022 as the Company had no borrowings outstanding under the Revolving Credit Facility.
The Company had no outstanding letters of credit as of December 31, 2023 and 2022, respectively.
The Credit Facilities restrict the ability of certain subsidiaries of the Company to make distributions and other payments to the Company. These restrictions include exceptions for, among other things, (1) amounts necessary to make tax payments, (2) a limited annual amount for employee equity repurchases, (3) distributions required to fund certain parent entities, (4) other specific allowable situations and (5) a general restricted payment basket, which generally provides for no restrictions as long as the Total Leverage Ratio (as defined in the First Lien Credit Agreement) is less than
5.0x. As of December 31, 2023, TKO Group Holdings, Inc. held net long-term deferred income tax liabilities of $371.2 million. Otherwise, TKO Group Holdings, Inc. has no material separate cash flows or assets or liabilities other than the investments in its subsidiaries. All its business operations are conducted through its operating subsidiaries; it has no material independent operations. TKO Group Holdings, Inc. has no other material commitments or guarantees. As a result of the restrictions described above, substantially all of the subsidiaries’ net assets are effectively restricted from being transferred to TKO Group Holdings, Inc. as of December 31, 2023.
The estimated fair values of the Company’s First Lien Term Loan are based on quoted market values for the debt. As of December 31, 2023 and 2022, the face amount of the Company’s First Lien Term Loan approximates its fair value.
Secured Commercial Loans
As of December 31, 2023 and 2022, the Company had $31.9 million and $33.5 million, respectively, of secured loans outstanding, which were entered into in October 2018 in order to finance the purchase of a building and its adjacent land (the “Secured Commercial Loans”). The Secured Commercial Loans have identical terms except one of the Loan Agreements is secured by a deed of trust for the UFC’s headquarters building located at 6650 S. Torrey Pines Drive, Las Vegas, Nevada and underlying land and the other Loan Agreement is secured by a deed of trust for a building located at 6650 El Camino Road, Las Vegas, Nevada and its adjacent land. The Secured Commercial Loans bear interest at a rate of LIBOR plus 1.62% (with a LIBOR floor of 0.88%). In May 2023, the parties amended the terms of the Secured Commercial Loans to replace the adjusted LIBOR reference rate with SOFR and bear interest at a rate of SOFR plus 1.70%. Principal amortization of 4% is payable in monthly installments with any remaining balance payable on the final maturity date of November 1, 2028.
The Secured Commercial Loans contain a financial covenant that requires the Company to maintain a Debt Service Coverage Ratio of combined debt to Adjusted EBITDA as defined in the applicable loan agreements of no more than
1.15-to-1
as measured on an annual basis. As of December 31, 2023 and 2022, the Company was in compliance with its financial debt covenant under the Secured Commercial Loans.
3.375% Convertible Notes (due December 2023)
In connection with the business combination with WWE, the Company assumed the remaining obligations of the 3.375% convertible senior notes issued by WWE in December 2016 and January 2017 (the “Convertible Notes”). The Convertible Notes matured on December 15, 2023.
As a result of the payment made on September 29, 2023 in the form of cash dividends on TKO Class A common stock, in an amount of $3.86 per share, for which the ex-dividend
date was September 21, 2023, the applicable conversion rate of the Convertible Notes has been adjusted pursuant to the terms of the Indenture. Effective as of September 21, 2023, upon a conversion of the Convertible Notes, the Company delivered shares of TKO Class A common stock at an adjusted conversion rate of approximately 41.6766 shares of TKO Class A common stock per $1,000 principal amount of the Convertible Notes, which corresponded to a conversion price of approximately $23.99 per share of TKO Class A common stock.
During the year ended December 31, 2023, holders converted $4.2 million aggregate principal amount of the Convertible Notes (the “Conversions”). In accordance with the terms of the Convertible Notes, the Company delivered 176,079 shares of TKO Class A common stock associated with the Conversions during the year ended December 31, 2023. The remaining principal amount of the Convertible Notes, which was less than $0.1 million, was paid to holders upon maturity on December 15, 2023.
In connection with the Transactions, as discussed in Note 4,
Acquisition of WWE
, the Convertible Notes were marked to fair value as of September 12, 2023. After September 12, 2023, the premium associated with the acquisition date fair value is included as a component of additional paid-in-capital
on the Company’s combined balance sheets.
OLE Facility
As of December 31, 2023, the Company has an On Location (“OLE”) revolving credit agreement with $
42.9 million of borrowing capacity. The maturity date is the earlier of August 2026 or the date that is 91 days prior to the maturity date of the term loans under Endeavor’s 2014 credit facility, due May 2025. As of December 31, 2023, and 2022, there were no borrowings outstanding under this agreement.
The OL
E
revolving credit agreement contains a financial covenant that requires the OLE Business to maintain a First Lien Leverage Ratio of Combined First Lien Debt to Endeavor’s Combined EBITDA, as defined in the credit agreement, of no more than
3-to-1.
The Company is only required to meet the First Lien Leverage Ratio if the sum of outstanding borrowings on the OL
E
revolving credit facility plus outstanding letters of credit exceeding $2.0 million that are not cash collateralized exceeds forty percent of the total Revolving Commitments as measured on a quarterly basis, as defined in the credit agreement. The financial debt covenant of the OL
E
revolving credit facility did not apply as of December 31, 2023, and 2022 as the OLE Business has no borrowings outstanding under the OL
E
revolving credit agreement.
The OLE Business had no
outstanding letters of credit under the OLE revolving credit agreement as of December 31, 2023, and 2022. In June 2023, the Company executed an amendment of the OLE revolving credit agreement to replace LIBOR with SOFR. During 2023, the Company borrowed and repaid
$
42.9
million
under the OLE revolving credit agreement. In conjunction with the closing of the Endeavor Asset Acquisition Agreement, the OLE revolving credit agreement was terminated.

Debt Maturities
The Company will be required to repay the following principal amounts in connection with its debt obligations (in thousands):

2024	$33,500
2025	33,567
2026	2,669,066
2027	2,300
2028	25,967
Thereafter	500

$2,764,900